Other provisions, contingent liabilities and contingent assets2 (Details) - Guarantees given by group companies for other group companies [Member] - Fully consolidated infrastructure projects companies [Member]
€ in Millions
Dec. 31, 2024 EUR (€)
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	€ 111
Conc prisiones lledoners [Member]
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	62
Centella tap mauro [Member]
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	€ 50